UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

Registrant's telephone number, including area code: :1-888-884-8482

Date of fiscal year end:  December 31, 2007

Date of reporting period:  July 1, 2007 – November 8, 2007

Item 1. Proxy Voting Record.

The AGA Total Return Realty Fund did not receive or vote any proxies during the reporting period of July 1, 2007 through June 30, 2008.  The Fund closed on November 8, 2007.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Marketocracy Funds

By (Signature and Title)* _  ________
Kendrick W. Kam
President

Date                 June 5, 2008
* Print the name and title of each signing officer under his or her signature.